Fair Value Measurement of Financial Instruments - Analysis of Fair Value Measurement of Financial Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Net fair value gains recognized in profit or loss, before tax	¥ 2,894	¥ 5,495	¥ 4,442
less: current portion	(128,603)	(114,259)
Non-current portion	1,111	513
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	513
Additions	205
Maturity or disposal	(500)
Net fair value gains recognized in other comprehensive income, before tax	956
Exchange differences	(63)
Ending balance	1,111
Non-current portion	1,111	513
Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	114,259
Additions	114,929
Maturity or disposal	(103,479)
Net fair value gains recognized in profit or loss, before tax	2,894
Ending balance	128,603
less: current portion	¥ (128,603)	¥ (114,259)